OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 134	$ 218
Other investments	131	112
Notes receivable	187	160
Norte Abierto JV Partner Receivable	61	149
Restricted cash	101	151
Non-current receivables due from joint ventures	358	0
Non-current prepayments	212	223
Other	172	115
Other non-current assets	1,356	1,128
Argentina
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	7	29
Tanzania
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	69	119
Chile
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 58	$ 70